Shareholders' Equity - Movement in ordinary share capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Amount
Beginning balance	$ 24,744
Issuance for settlement of RSUs	0	$ 0	$ 0
Vesting of early exercised shares	0	32	$ 59
Ending balance	$ 25,164	$ 24,744
Class A Ordinary Shares
Number of Shares
Beginning balance (shares)	127,685,599	117,273,566
Conversion of ordinary shares (shares)	5,152,036	4,960,878
Exercise of share options (shares)	390,802	761,945
Issuance for settlement of RSUs (shares)	3,468,136	4,048,319
Vesting of early exercised shares (shares)	340,945	640,891
Ending balance (shares)	137,037,518	127,685,599	117,273,566
Amount
Beginning balance	$ 12,768	$ 11,727
Conversion of ordinary shares	515	496
Exercise of share options	39	76
Issuance for settlement of RSUs	347	405
Vesting of early exercised shares	34	64
Ending balance	$ 13,703	$ 12,768	$ 11,727
Class B Ordinary Shares
Number of Shares
Beginning balance (shares)	119,761,681	124,722,559
Conversion of ordinary shares (shares)	(5,152,036)	(4,960,878)
Ending balance (shares)	114,609,645	119,761,681	124,722,559
Amount
Beginning balance	$ 11,976	$ 12,472
Conversion of ordinary shares	(515)	(496)
Ending balance	$ 11,461	$ 11,976	$ 12,472